SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
VIE arrangements
Schedule of the name of foreign owned subsidiaries and VIE companies

Name of FOS	Name of VIEs
Hengye	Hengcheng
Hengye	Huimin(disposed to Puxin on November 30, 2019)
Hengye	Puhui(transferred to Yiren Information on December 3, 2019)
Hengye	Linyang (established on July 26, 2019)
Hengyuda	Yiren Wealth Management

Schedule of disaggregation of revenue

	Year ended December 31, 2018	Year ended December 31, 2019
	RMB	RMB
Net revenue:
Loan facilitation services	7,647,804	5,182,028
Post-origination services	1,173,108	757,783
Account management services	1,806,732	2,016,678
Others	616,470	660,295

Total net revenue	11,244,114	8,616,784

Schedule of contract assets

	As of December 31, 2018	As of December 31, 2019
	RMB	RMB
Contract assets	4,901,312	3,914,312
Allowance	(992,049)	(1,515,627)
Contract assets, net	3,909,263	2,398,685

Schedule of movement of allowance for contract assets

	As of December 31, 2018	As of December 31, 2019
	RMB	RMB
Balance at beginning of the year	847,286	992,049
Allowance for contract assets	992,592	1,623,022
Write-off	(847,829)	(1,099,444)
Balance at end of the year	992,049	1,515,627

Schedule of Movement of refund liabilities

RMB
As of January 1, 2018	2,673,266
Addition	866,518
Payouts during the year	(1,394,036)

As of December 31, 2018	2,145,748
Addition	709,401
Payouts during the year	(1,053,614)
As of December 31, 2019	1,801,535

Schedule of movement of liability from quality assurance program and liability related to guarantee provided to Chouzhou Bank

RMB
As of January 1, 2018	2,793,948
Provision at the inception of new loans (Note)	911,549
Recognition of contingent liability	419,581
Net payment	(2,873,269)
Transfer to the credit assurance program	(1,241,859)

As of December 31, 2018	9,950
Recognition of contingent liability	9,462
Net payment	(15,015)

As of December 31, 2019	4,397

Note:    Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans facilitated during 2018 until the discontinuance of the program in May 2018.

Schedule of estimated useful lives

Building	50 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1 - 5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

VIE's
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Assets
Cash and cash equivalents	1,678,633	1,331,668	191,282
Restricted cash	1,248	—	—
Accounts receivable	32,065	2,130	306
Contract assets, net	3,870,362	2,191,277	314,757
Contract cost	144,612	61,528	8,838
Prepaid expenses and other assets	2,382,539	897,187	128,873
Financing receivables	—	29,612	4,254
Amounts due from related parties	1,361,805	700,186	100,575
Available-for-sale investments	553,100	333,900	47,962
Other long-term investments	217,636	—	—
Property, equipment and software, net	180,043	11,496	1,651
Deferred tax assets	182,257	29,829	4,285
Right-of-use assets	—	16,454	2,363

Total assets	10,604,300	5,605,267	805,146

Liabilities
Accounts payable	305,611	39,019	5,605
Amounts due to related parties	8,059,698	35,708	5,129
Deferred revenue	569,469	349,677	50,228
Accrued expenses and other liabilities	1,856,802	1,390,341	199,710
Refund liabilities	2,145,748	1,681,906	241,591
Deferred tax liabilities	481,783	209,747	30,128
Lease liabilities	—	15,734	2,260

Total liabilities	13,419,111	3,722,132	534,651

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net revenue	11,406,436	11,121,168	8,303,900	1,192,781
Net income	809,363	2,069,678	1,503,455	215,958

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net cash provided by /(used in) operating activities	660,668	(3,565,383)	846,367	121,573
Net cash (used in) /provided by investing activities	(1,387,987)	3,631,615	441,983	63,487
Net cash provided by /(used in) financing activities	4,167,146	(300,559)	(787,737)	(113,151)

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Assets
Restricted cash	392,758	43,833	6,296
Prepaid expenses and other assets	16,039	8,974	1,289
Loans at fair value	1,338,349	382,125	54,889
Held-to-maturity investments	29,597	6,627	952
Total assets	1,776,743	441,559	63,426

Liabilities
Accounts payable	1,253	72	10
Payable to investors at fair value	626,207	—	—
Accrued expenses and other liabilities	10,595	7,378	1,060
Total liabilities	638,055	7,450	1,070

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net revenue	—	—	—	—
Net (loss) /income	(149,934)	260,568	41,723	5,993

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net cash provided by operating activities	61,965	208,621	134,848	19,370
Net cash (used in)/provided by investing activities	(112,184)	110,849	639,717	91,890
Net cash used in financing activities	(969,213)	(553,002)	(121,296)	(17,423)